RECLAMATION AND REMEDIATION PROVISION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions [line items]
Disclosure of detailed information about reclamation and remediation provision, by site

	December 31, 2019			December 31, 2018
	Total	Current	Non-current	Total	Current	Non-current
Tucano	$17,079	$—	$17,079	$—	$—	$—
THE GMC	8,725	—	8,725	1,986	—	1,986
Topia	4,697	—	4,697	1,514	—	1,514
Coricancha	25,073	4,927	20,146	23,920	4,473	19,447
	$55,574	$4,927	$50,647	$27,420	$4,473	$22,947

Disclosure of detailed information about reclamation and remediation provision

	December 31,	December 31,
	2019	2018
Balance, January 1	$27,420	$27,411
Acquisition of Beadell (note 5)	12,909	—
Change in estimates	13,389	(888)
Accretion	1,840	897
Foreign exchange	16	—
Reclamation and remediation provision, end of period	$55,574	$27,420

Topia Mine [Member]
Disclosure of other provisions [line items]
Disclosure of detailed information about assumptions of reclamation and remediation provision

	2019	2018
Total estimated cash flows	$13,255	$3,684
Expected settlement of obligations (years)	2021 – 2045	2021 – 2044
Weighted average risk-free rate (discount rate)
THE GMC	1.9%	2.7%
Topia	2.1%	2.8%

Coricancha Mining Complex [Member]
Disclosure of other provisions [line items]
Disclosure of detailed information about assumptions of reclamation and remediation provision

	2019	2018
Total estimated cash flows	$33,795	$33,941
Expected settlement of obligations (years)	2020 – 2049	2019 – 2047
Weighted average risk-free rate (discount rate)	3.4%	5.4%

Tucano [Member]
Disclosure of other provisions [line items]
Disclosure of detailed information about assumptions of reclamation and remediation provision

2019
Total estimated cash flows	$19,731
Expected settlement of obligations (years)	2024 – 2029
Weighted average risk-free rate (discount rate)	6.7%